Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
32995468	CLTV	51.90%	73.32%	Subordinated Financing Not Included by Orig UW
32995468	DTI	40.13%	43.55%	Difference of 4.15% is due to the Lender not including any PITI for the investment property.
32995468	LTV	51.90%	51.89%	Rounding
32995479	DTI	38.64%	36.75%	Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
32819188	DTI	38.18%	40.96%	1008 DTI 38.184% Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
32995500	DTI	38.93%	46.11%	Audit included 2nd mortgage monthly payment.
32995508	DTI	43.19%	43.16%	1008 DTI 43.187. Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
32819224	DTI	17.61%	17.83%	AUS DTI 17.61% Audit used more conservative income calc
32995518	Property Type	Condo	PUD	PUD Rider In File
32995582	DTI	23.99%	23.98%	Rounding
32995589	DTI	46.55%	46.31%	DU 46.55% vs 46.31% Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX and proof of payoff of debts by bank statement.
32995603	Property Address	Per Tape	Per Data	Address Pulled From Note
32995623	DTI	35.63%	36.34%	1008 DTI 35.634%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
32993789	DTI	37.24%	37.32%	1008 DTI is 37.24% Audit monthly debt figures are based on the most recent credit report in the loan file
28303548	DTI	42.44%	37.86%	1008 DTI 42.44%. Audit used a more conservative figure for Net Rental Income based on the documentation in the loan file.
32993556	CLTV	83.90%	83.89%	Rounding
32993556	DTI	44.61%	44.57%	1008 DTI 44.61% Lender used estimated HOA figure. Audit used actual figures based on documentation in the loan file.
32993793	DTI	35.30%	32.22%	1008 DTI 35.303% Audit monthly debt figures are based on the most recent credit report in the loan file
28303549	DTI	41.30%	41.33%	1008 DTI is 41.30%. Ausit DTI is 41.33% . Audit used actual figures based on documentation in the loan file for hazard insurance.
30856190	DTI	40.70%	40.71%	1008 DTI is 40.703, Audit used more conservative income calc, from the current Paystub Year to date for the co-borrower.
32818055	DTI	44.42%	43.76%	1008/LP : 44.42% DTI. Audit monthly debt figures are based on the most recent credit report in the loan file.
32819852	DTI	30.99%	30.92%	1008 DTI 30.988%. Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX.
32993361	CLTV	51.01%	51.00%	Rounding
32993361	LTV	51.01%	51.00%	Rounding
32777157	DTI	47.27%	47.83%	1008 DTI 47.265% Audit calculated OT and bonus income were lower, used average of YTD and prior year
32817938	DTI	29.64%	33.23%	Lender did not include HELOC payment.
32993795	DTI	40.15%	40.19%	1008 DTI 40.147% Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
33436860	DTI	38.48%	38.54%	1008 DTI 38.462% Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
28303547	DTI	26.82%	26.69%	1008 DTI 26.823% Audit monthly debt figures are based on the most recent credit report in the loan file dated XX/XX/XXXX